CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Revenues	₩ 286,770	₩ 141,623	₩ 51,396
Online games—subscription revenue	25,897	36,428	23,065
Online games—royalties and license fees	13,556	16,244	12,867
Mobile games and applications	239,489	82,624	12,041
Character merchandising, animation and other revenue	7,828	6,327	3,423
Cost of revenues	210,044	94,234	29,587
Gross profit	76,726	47,389	21,809
Selling, general and administrative expenses	(34,820)	(28,012)	(15,977)
Research and development	(8,018)	(5,239)	(1,973)
Other income	122	165	44
Other expenses	(642)	(268)	(69)
Operating profit	33,368	14,035	3,834
Finance income	2,073	1,875	1,666
Finance costs	(1,002)	(1,452)	(1,673)
Profit before income tax	34,439	14,458	3,827
Income tax expenses	3,053	1,144	3,240
Profit for the year	31,386	13,314	587
Items that may be subsequently reclassified to income or loss
Foreign currency translation adjustments	178	37	(77)
Total comprehensive income (loss) for the year	31,564	13,351	510
Profit (loss) attributable to:
Owners of the Parent Company	31,443	13,319	657
Non‑controlling interest	(57)	(5)	(70)
Total comprehensive income attributable to:
Owners of the Parent Company	31,621	13,356	580
Non-controlling interest	₩ (57)	₩ (5)	₩ (70)
Earnings per share (in Korean won)
Basic earnings per share	₩ 4,525	₩ 1,917	₩ 95
Diluted earnings per share	₩ 4,525	₩ 1,917	₩ 95